Loss per common share	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
(LOSS)/EARNINGS PER COMMON SHARE [Text Block]
NOTE 15: LOSS PER COMMON SHARE
Loss per share is calculated by dividing net loss available to common stockholders by the average number of shares of common stock of Navios Acquisition outstanding during the period.
For the three and six months ended Jun 30, 2011, potential shares of common shares kept in escrow have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings per share.  For the three and six months ended June 30, 2012, there were no potential shares of common stock.
	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30,	June 30	June 30,	June 30,
	2012	2011	2012	2011
Numerator:

Net loss attributable to common stockholders	$(1,928)	$(3,199)	$(2,716)	$(3,605)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Undistributed loss attributable to Series C participating preferred shares	311	526	441	527
Loss attributable to common shares	$(1,644)	$(2,700)	$(2,329)	$(3,132)
Denominator:
Denominator for basic net loss per share — weighted average shares	40,517,413	39,356,450	40,517,413	43,130,837

Denominator for diluted net loss per share — adjusted weighted average shares	40,517,413	39,356,450	40,517,413	43,130,837

Basic net loss per share	$(0.04)	$(0.07)	$(0.06)	$(0.07)

Diluted net loss per share	$(0.04)	$(0.07)	$(0.06)	$(0.07)